Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,120,000.00
Total Fee Amount	154.67
Total Offset Amount	0.00
Net Fee	$ 154.67
Offering Table N/A
Offset Table N/A	N/A